Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax rate differential		0.20%	(0.70%)	(0.30%)
Effect of different tax rates of subsidiary operating in other jurisdiction		1.00%	1.10%	2.40%
Deferred tax effect of tax rate change			0.60%	(0.60%)
Change in valuation allowance		0.70%
Non-deductible items	[1]	4.00%	2.00%	1.10%
Effective tax rate		30.90%	28.00%	27.60%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including business entertainment expenses and late fees.